Convertible Notes and Warrants - 2011 Convertible Bridge Notes - Additional Information (Detail) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Feb. 28, 2011	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Feb. 13, 2015	Dec. 31, 2012	Feb. 11, 2011
Temporary Equity [Line Items]
Conversion price of notes	$ 10.00
Warrant liability				$ 709	$ 1,070	$ 2,140,532
Debt, principal amount converted		$ 20,231,000			$ 6,600,000	20,231,000
Exercise price of warrants	$ 10.00							$ 1.56
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000				$ 2,581,000
Warrants [Member]
Temporary Equity [Line Items]
Expected life (in years)				5 years	5 years
Exercise price				$ 1.56	$ 12.50
Expected dividend yield				0.00%	0.00%
Stock price				$ 1.41	$ 8.91
Expected volatility				90.00%	90.00%
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion of debt		42,245,834
2011 Convertible Bridge Notes [Member]
Temporary Equity [Line Items]
Aggregate amount of loan			$ 5,000,000
Interest rate					8.00%
Conversion price of notes		$ 0.54			$ 0.54
Debt instrument initial principal amount									$ 12,336,000
Additional principal payment									$ 0
Debt, principal amount converted		$ 12,336,000
Fair value of warrants reclassified into additional paid-in capital		$ 236,799
Exercise price of warrants		$ 0.54
Shares of preferred stock converted into shares of common stock	624,705
2011 Convertible Bridge Notes [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted		$ 1,832,000
2011 Convertible Bridge Notes [Member] | Warrants [Member]
Temporary Equity [Line Items]
Warrant liability										$ 1,400,000
Expected life (in years)					5 years
Exercise price					$ 0.54
Expected dividend yield					0.00%
2011 Convertible Bridge Notes [Member] | Warrants [Member] | Minimum [Member]
Temporary Equity [Line Items]
Stock price					$ 0.25
Average risk free interest rate					0.70%
Expected volatility					100.00%
2011 Convertible Bridge Notes [Member] | Warrants [Member] | Maximum [Member]
Temporary Equity [Line Items]
Stock price					$ 0.54
Average risk free interest rate					2.26%
Expected volatility					105.00%
2011 Convertible Bridge Notes [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds sale of shares that triggers conversion of debt					$ 20,000,000
Notice period for early termination of warrant					20 days
Shares issued upon conversion of debt		26,237,611
2011 Convertible Bridge Notes [Member] | Preferred Stock
Temporary Equity [Line Items]
Percentage of warrants exercisable					20.00%
2011 Convertible Bridge Notes [Member] | Period One
Temporary Equity [Line Items]
Aggregate amount of loan							$ 6,000,000
2011 Convertible Bridge Notes [Member] | Period Two
Temporary Equity [Line Items]
Aggregate amount of loan							$ 15,000,000